Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–43.02%
Aerospace & Defense–0.76%
Howmet Aerospace, Inc.	13,712	$938,312
Huntington Ingalls Industries, Inc.	1,930	562,537
		1,500,849
Air Freight & Logistics–0.38%
United Parcel Service, Inc., Class B	4,995	742,407
Application Software–0.60%
Autodesk, Inc.(b)	2,836	738,551
Tyler Technologies, Inc.(b)	1,046	444,561
		1,183,112
Automobile Manufacturers–0.16%
Tesla, Inc.(b)	1,809	318,004
Automotive Parts & Equipment–0.22%
Aptiv PLC(b)	5,289	421,269
Automotive Retail–0.28%
AutoNation, Inc.(b)(c)	3,271	541,612
Biotechnology–0.69%
Biogen, Inc.(b)	2,454	529,156
Gilead Sciences, Inc.	11,357	831,900
		1,361,056
Broadline Retail–2.22%
Amazon.com, Inc.(b)	24,154	4,356,899
Construction Materials–0.54%
CRH PLC	12,353	1,065,570
Consumer Finance–0.61%
American Express Co.	5,303	1,207,440
Consumer Staples Merchandise Retail–0.57%
Walmart, Inc.	18,675	1,123,675
Distillers & Vintners–0.46%
Constellation Brands, Inc., Class A	3,352	910,940
Distributors–0.27%
LKQ Corp.	10,011	534,688
Diversified Banks–1.31%
JPMorgan Chase & Co.	12,854	2,574,656
Diversified Financial Services–0.34%
Equitable Holdings, Inc.	17,316	658,181
Electric Utilities–0.41%
American Electric Power Co., Inc.	9,423	811,320
Electrical Components & Equipment–1.38%
Emerson Electric Co.	8,928	1,012,614
Hubbell, Inc.	1,663	690,228
Regal Rexnord Corp.(c)	3,421	616,122
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	1,317	$383,682
		2,702,646
Electronic Equipment & Instruments–0.26%
Keysight Technologies, Inc.(b)	3,286	513,865
Fertilizers & Agricultural Chemicals–0.17%
Mosaic Co. (The)	10,526	341,674
Health Care Equipment–1.42%
Becton, Dickinson and Co.	2,342	579,528
Boston Scientific Corp.(b)	12,885	882,493
DexCom, Inc.(b)	3,334	462,426
Zimmer Biomet Holdings, Inc.	6,594	870,276
		2,794,723
Health Care Facilities–0.30%
Tenet Healthcare Corp.(b)	5,651	593,977
Home Improvement Retail–0.49%
Lowe’s Cos., Inc.	3,800	967,974
Homebuilding–0.29%
D.R. Horton, Inc.	3,494	574,938
Hotels, Resorts & Cruise Lines–0.23%
Wyndham Hotels & Resorts, Inc.	5,899	452,748
Household Products–0.67%
Procter & Gamble Co. (The)	8,096	1,313,576
Human Resource & Employment Services–0.33%
Paylocity Holding Corp.(b)	3,799	652,896
Industrial Machinery & Supplies & Components–0.28%
Lincoln Electric Holdings, Inc.(c)	2,132	544,598
Industrial REITs–0.57%
First Industrial Realty Trust, Inc.	21,445	1,126,720
Insurance Brokers–0.47%
Arthur J. Gallagher & Co.	3,683	920,897
Integrated Oil & Gas–0.93%
Exxon Mobil Corp.	15,633	1,817,180
Integrated Telecommunication Services–0.77%
Verizon Communications, Inc.	35,934	1,507,791
Interactive Media & Services–3.68%
Alphabet, Inc., Class A(b)	27,162	4,099,561
Meta Platforms, Inc., Class A	6,437	3,125,678
		7,225,239
Investment Banking & Brokerage–1.42%
Charles Schwab Corp. (The)	11,603	839,361
Morgan Stanley	10,660	1,003,746
Raymond James Financial, Inc.(c)	7,427	953,775
		2,796,882

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
IT Consulting & Other Services–0.76%
Amdocs Ltd.	7,110	$642,531
International Business Machines Corp.(c)	4,430	845,953
		1,488,484
Life Sciences Tools & Services–0.43%
Lonza Group AG (Switzerland)	1,411	843,211
Managed Health Care–0.72%
UnitedHealth Group, Inc.	2,861	1,415,337
Metal, Glass & Plastic Containers–0.29%
Silgan Holdings, Inc.	11,700	568,152
Movies & Entertainment–0.77%
Walt Disney Co. (The)	12,334	1,509,188
Multi-Family Residential REITs–0.26%
Mid-America Apartment Communities, Inc.	3,839	505,136
Multi-line Insurance–0.64%
American International Group, Inc.	16,066	1,255,879
Multi-Utilities–0.46%
Ameren Corp.	6,370	471,125
CMS Energy Corp.	7,292	439,999
		911,124
Oil & Gas Exploration & Production–0.76%
APA Corp.	11,566	397,639
Chesapeake Energy Corp.	5,418	481,281
Marathon Oil Corp.	21,936	621,666
		1,500,586
Personal Care Products–0.31%
BellRing Brands, Inc.(b)	10,348	610,842
Pharmaceuticals–1.85%
AstraZeneca PLC, ADR (United Kingdom)	8,574	580,889
Eli Lilly and Co.	2,118	1,647,719
Merck & Co., Inc.	10,731	1,415,955
		3,644,563
Property & Casualty Insurance–0.39%
Hartford Financial Services Group, Inc. (The)	7,417	764,322
Rail Transportation–0.43%
Union Pacific Corp.	3,399	835,916
Regional Banks–0.42%
M&T Bank Corp.	5,647	821,300
Restaurants–0.27%
Starbucks Corp.	5,747	525,218
Semiconductor Materials & Equipment–0.64%
Applied Materials, Inc.	6,115	1,261,096
Semiconductors–3.28%
NVIDIA Corp.	5,946	5,372,568
Texas Instruments, Inc.(c)	6,212	1,082,192
		6,454,760
Specialty Chemicals–0.40%
PPG Industries, Inc.	5,453	790,140
Shares		Value
Systems Software–3.69%
GitLab, Inc., Class A(b)	7,399	$431,510
Microsoft Corp.	16,228	6,827,444
		7,258,954
Technology Hardware, Storage & Peripherals–2.05%
Apple, Inc.	20,975	3,596,793
Dell Technologies, Inc., Class C	3,824	436,357
		4,033,150
Tobacco–0.49%
Philip Morris International, Inc. (Switzerland)	10,470	959,261
Trading Companies & Distributors–0.23%
Air Lease Corp., Class A	8,838	454,627
Total Common Stocks & Other Equity Interests (Cost $53,802,494)		84,571,248
Principal Amount
U.S. Dollar Denominated Bonds & Notes–25.33%
Advertising–0.00%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$3,000	2,998
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	4,000	3,960
		6,958
Aerospace & Defense–0.52%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,929
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(d)	311,000	310,457
5.13%, 03/26/2029(d)	200,000	200,791
5.30%, 03/26/2034(d)	200,000	201,078
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,021
5.60%, 07/31/2053	3,000	3,048
Lockheed Martin Corp.,
5.10%, 11/15/2027	4,000	4,047
4.50%, 02/15/2029	67,000	66,409
4.75%, 02/15/2034	11,000	10,860
4.80%, 08/15/2034	101,000	99,934
5.90%, 11/15/2063	3,000	3,291
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,820
RTX Corp.,
5.00%, 02/27/2026	3,000	2,994
5.75%, 01/15/2029	28,000	28,991
6.00%, 03/15/2031	15,000	15,777
5.15%, 02/27/2033	18,000	18,044
6.10%, 03/15/2034	37,000	39,567
6.40%, 03/15/2054	11,000	12,456
		1,026,514
Agricultural & Farm Machinery–0.07%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,127
5.80%, 03/21/2034	69,000	69,893
Cargill, Inc., 4.88%, 10/10/2025(d)	3,000	2,992
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	3,007
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp.,
4.55%, 10/11/2024	$7,000	$6,969
4.70%, 06/10/2030	25,000	24,883
		133,871
Agricultural Products & Services–0.00%
Cargill, Inc., 4.75%, 04/24/2033(d)	3,000	2,940
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 7.05%, 11/27/2025	39,000	39,820
Application Software–0.06%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(d)	52,000	52,365
Intuit, Inc.,
5.20%, 09/15/2033	31,000	31,588
5.50%, 09/15/2053	21,000	21,815
Workday, Inc., 3.70%, 04/01/2029	3,000	2,830
		108,598
Asset Management & Custody Banks–0.35%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	55,000	56,765
4.50%, 05/13/2032	3,000	2,910
5.15%, 05/15/2033	20,000	20,217
Ares Capital Corp., 5.88%, 03/01/2029	52,000	51,871
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(e)	5,000	4,941
4.54%, 02/01/2029(e)	9,000	8,871
4.98%, 03/14/2030(e)	35,000	35,044
5.83%, 10/25/2033(e)	5,000	5,224
4.71%, 02/01/2034(e)	5,000	4,828
5.19%, 03/14/2035(e)	26,000	25,890
Series J, 4.97%, 04/26/2034(e)	12,000	11,785
Series I, 3.75%(e)(f)	5,000	4,596
BlackRock, Inc., 4.75%, 05/25/2033	21,000	20,899
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	80,309
Brookfield Corp. (Canada), 4.00%, 01/15/2025	3,000	2,962
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,170
State Street Corp.,
4.99%, 03/18/2027	206,000	206,460
5.68%, 11/21/2029(e)	89,000	91,434
4.82%, 01/26/2034(e)	3,000	2,921
6.12%, 11/21/2034(e)	50,000	52,151
		693,248
Automobile Manufacturers–1.99%
American Honda Finance Corp.,
4.95%, 01/09/2026	213,000	212,587
4.70%, 01/12/2028	7,000	6,975
4.60%, 04/17/2030	3,000	2,955
4.90%, 01/10/2034	46,000	45,316
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	149,515
Ford Motor Credit Co. LLC,
6.80%, 11/07/2028	200,000	208,873
7.12%, 11/07/2033	204,000	219,640
Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
5.50%, 03/30/2026(d)	$11,000	$11,022
5.65%, 06/26/2026(d)	19,000	19,067
5.25%, 01/08/2027(d)	120,000	119,926
5.30%, 03/19/2027(d)	187,000	187,082
5.60%, 03/30/2028(d)	16,000	16,189
5.35%, 03/19/2029(d)	37,000	37,155
5.80%, 04/01/2030(d)	3,000	3,072
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	521,926
4.80%, 01/11/2027(c)(d)	493,000	491,391
5.10%, 08/03/2028(d)	217,000	217,933
4.85%, 01/11/2029(d)	119,000	118,451
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	5,989
4.60%, 01/10/2028	7,000	6,975
Toyota Motor Credit Corp., 4.63%, 01/12/2028	3,000	2,989
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	549,374
5.30%, 03/22/2027(d)	354,000	354,847
5.25%, 03/22/2029(d)	200,000	200,234
5.60%, 03/22/2034(d)	200,000	202,108
		3,911,591
Automotive Parts & Equipment–0.08%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	13,831
5.00%, 02/15/2029(d)	56,000	56,126
4.90%, 05/01/2033(d)	18,000	17,655
5.20%, 10/30/2034(d)	79,000	78,805
		166,417
Automotive Retail–0.04%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	39,000	39,015
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	17,032
5.20%, 08/01/2033	15,000	15,032
		71,079
Biotechnology–0.49%
AbbVie, Inc.,
4.80%, 03/15/2027	349,000	349,483
4.80%, 03/15/2029	105,000	105,210
5.05%, 03/15/2034	127,000	128,634
5.35%, 03/15/2044	51,000	52,036
5.40%, 03/15/2054	128,000	131,854
5.50%, 03/15/2064	101,000	103,955
Amgen, Inc.,
5.25%, 03/02/2025	25,000	24,931
5.15%, 03/02/2028	15,000	15,103
5.25%, 03/02/2030	3,000	3,047
5.65%, 03/02/2053	12,000	12,236
Gilead Sciences, Inc.,
5.25%, 10/15/2033	30,000	30,632
5.55%, 10/15/2053	11,000	11,394
		968,515
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	$3,000	$3,896
Building Products–0.01%
Carrier Global Corp., 5.90%, 03/15/2034	12,000	12,617
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,441
		15,058
Cable & Satellite–0.14%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	4,000	3,952
6.15%, 11/10/2026	136,000	137,098
6.65%, 02/01/2034	56,000	57,426
Comcast Corp.,
5.50%, 11/15/2032	3,000	3,110
2.65%, 08/15/2062	3,000	1,714
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	3,037
5.80%, 12/15/2053(d)	61,000	60,511
		266,848
Cargo Ground Transportation–0.14%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,023
5.35%, 01/12/2027(d)	9,000	9,011
5.70%, 02/01/2028(d)	3,000	3,042
5.55%, 05/01/2028(d)	12,000	12,135
6.05%, 08/01/2028(d)	20,000	20,591
6.20%, 06/15/2030(d)	3,000	3,121
Ryder System, Inc., 6.60%, 12/01/2033	26,000	28,214
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(d)	200,000	199,635
		278,772
Commercial & Residential Mortgage Finance–0.23%
Aviation Capital Group LLC, 6.25%, 04/15/2028(d)	10,000	10,214
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(e)	200,000	205,260
3.96%, 07/18/2030(d)(e)	150,000	138,951
Radian Group, Inc., 6.20%, 05/15/2029	95,000	96,475
		450,900
Communications Equipment–0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	24,000	24,654
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	2,960
		27,614
Computer & Electronics Retail–0.00%
Leidos, Inc., 2.30%, 02/15/2031	3,000	2,482
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.18%
Cummins, Inc.,
4.90%, 02/20/2029	$31,000	$31,196
5.15%, 02/20/2034	46,000	46,446
5.45%, 02/20/2054	65,000	66,502
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	202,868
		347,012
Consumer Finance–0.05%
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	31,000	32,270
6.31%, 06/08/2029(e)	16,000	16,455
7.62%, 10/30/2031(e)	26,000	28,735
6.38%, 06/08/2034(e)	13,000	13,509
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,039
5.40%, 04/06/2026	4,000	4,003
Synchrony Financial, 4.25%, 08/15/2024	3,000	2,981
		102,992
Consumer Staples Merchandise Retail–0.01%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,851
Target Corp.,
4.50%, 09/15/2032	3,000	2,941
4.80%, 01/15/2053	3,000	2,825
Walmart, Inc., 4.50%, 04/15/2053	21,000	19,429
		28,046
Distillers & Vintners–0.00%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	3,962
Constellation Brands, Inc., 4.90%, 05/01/2033	3,000	2,944
		6,906
Distributors–0.04%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	24,307
6.88%, 11/01/2033	40,000	44,257
		68,564
Diversified Banks–9.74%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	250,119
5.00%, 03/18/2026	551,000	550,870
6.75%(d)(e)(f)	425,000	427,529
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(e)	200,000	205,202
5.55%, 03/14/2028(e)	200,000	200,104
5.54%, 03/14/2030(e)	200,000	200,052
6.35%, 03/14/2034	200,000	200,287
9.63%(e)(f)	200,000	213,986
9.63%(e)(f)	200,000	220,792
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
3.37%, 01/23/2026(e)	$3,000	$2,946
4.95%, 07/22/2028(e)	3,000	2,978
5.20%, 04/25/2029(e)	24,000	24,030
4.27%, 07/23/2029(e)	2,000	1,929
5.82%, 09/15/2029(e)	47,000	48,208
4.57%, 04/27/2033(e)	3,000	2,851
5.02%, 07/22/2033(e)	3,000	2,954
5.29%, 04/25/2034(e)	23,000	22,939
5.47%, 01/23/2035(e)	37,000	37,255
2.48%, 09/21/2036(e)	3,000	2,401
7.75%, 05/14/2038	115,000	139,627
Bank of America N.A., 5.53%, 08/18/2026	458,000	462,754
Bank of Montreal (Canada),
5.30%, 06/05/2026	10,000	10,030
7.70%, 05/26/2084(c)(e)	299,000	303,261
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(e)	246,000	256,750
8.00%, 01/27/2084(e)	286,000	291,742
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(e)	200,000	213,170
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(d)(e)	200,000	207,339
BPCE S.A. (France),
5.92% (SOFR + 0.57%), 01/14/2025(d)(g)	250,000	250,436
4.50%, 03/15/2025(d)	184,000	181,345
5.20%, 01/18/2027(d)	250,000	250,588
5.72%, 01/18/2030(d)(e)	253,000	254,323
6.51%, 01/18/2035(d)(e)	250,000	254,276
Citigroup, Inc.,
5.61%, 09/29/2026(e)	10,000	10,018
4.08%, 04/23/2029(e)	4,000	3,831
5.17%, 02/13/2030(e)	63,000	62,725
6.17%, 05/25/2034(e)	27,000	27,432
5.83%, 02/13/2035(e)	175,000	173,332
7.38%(c)(e)(f)	304,000	316,848
7.63%(e)(f)	287,000	302,029
Series BB, 7.20%(e)(f)	215,000	221,023
Series V, 4.70%(e)(f)	140,000	136,919
Citizens Bank N.A., 6.06%, 10/24/2025(e)	358,000	356,618
Comerica, Inc., 5.98%, 01/30/2030(e)	31,000	30,646
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	146,206
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	299,407
5.34%, 01/10/2030(d)(e)	267,000	266,321
6.25%, 01/10/2035(d)(e)	250,000	254,284
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	182,438
Discover Bank, 4.65%, 09/13/2028	122,000	118,142
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	276,303
Principal Amount		Value
Diversified Banks–(continued)
Fifth Third Bancorp,
2.38%, 01/28/2025	$3,000	$2,921
1.71%, 11/01/2027(e)	3,000	2,731
6.34%, 07/27/2029(e)	3,000	3,094
4.77%, 07/28/2030(e)	4,000	3,852
5.63%, 01/29/2032(e)	11,000	11,019
HSBC Holdings PLC (United Kingdom),
2.25%, 11/22/2027(e)	200,000	184,376
4.04%, 03/13/2028(e)	135,000	130,176
5.21%, 08/11/2028(e)	205,000	204,478
4.58%, 06/19/2029(e)	183,000	177,646
6.33%, 03/09/2044(e)	256,000	274,744
4.60%(e)(f)	225,000	190,908
Huntington National Bank (The), 5.70%, 11/18/2025(c)(e)	700,000	696,044
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(e)	200,000	199,583
5.55%, 03/19/2035(e)	234,000	232,329
JPMorgan Chase & Co.,
5.04%, 01/23/2028(e)	62,000	61,806
3.78%, 02/01/2028(e)	3,000	2,890
3.54%, 05/01/2028(e)	3,000	2,867
4.85%, 07/25/2028(e)	4,000	3,968
5.30%, 07/24/2029(e)	25,000	25,196
6.09%, 10/23/2029(e)	38,000	39,520
5.01%, 01/23/2030(e)	21,000	20,923
4.59%, 04/26/2033(e)	3,000	2,876
5.72%, 09/14/2033(e)	3,000	3,061
6.25%, 10/23/2034(e)	60,000	64,131
5.34%, 01/23/2035(e)	18,000	18,077
Series NN, 6.88%(e)(f)	126,000	130,696
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	346,079
KeyCorp, 3.88%, 05/23/2025(e)	15,000	14,933
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	355,913
4.70%, 01/27/2028	189,000	182,211
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(e)	593,000	590,970
5.02%, 07/20/2028(e)	200,000	199,365
8.20%(e)(f)	304,000	328,777
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(e)	200,000	204,481
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	254,881
4.95%, 01/14/2028(e)	399,000	397,471
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	252,131
PNC Bank N.A., 2.50%, 08/27/2024	252,000	248,719
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(e)	3,000	3,000
6.62%, 10/20/2027(e)	55,000	56,640
5.58%, 06/12/2029(e)	26,000	26,324
4.63%, 06/06/2033(e)	4,000	3,733
6.04%, 10/28/2033(e)	3,000	3,103
5.07%, 01/24/2034(e)	3,000	2,907
6.88%, 10/20/2034(e)	34,000	37,250
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	$43,000	$42,920
4.95%, 02/01/2029	14,000	14,042
5.00%, 02/01/2033	3,000	2,991
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(e)	200,000	201,332
7.13%, 01/19/2055(d)(e)	212,000	211,801
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(e)	200,000	164,606
6.30%, 07/06/2034(d)(e)	200,000	209,466
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	3,000	2,488
6.60%(e)(f)	234,000	234,882
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	201,983
5.20%, 03/07/2027(d)	226,000	226,279
5.55%, 09/14/2028(d)	203,000	206,956
5.20%, 03/07/2029(d)	200,000	201,450
5.35%, 03/07/2034(d)	200,000	204,018
Synovus Bank, 5.63%, 02/15/2028	250,000	242,917
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(e)	200,000	210,271
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	4,000	3,838
4.55%, 07/22/2028(e)	5,000	4,903
5.78%, 06/12/2029(e)	21,000	21,372
5.38%, 01/23/2030(e)	47,000	47,220
4.97%, 07/22/2033(e)	4,000	3,783
4.84%, 02/01/2034(e)	17,000	16,151
5.84%, 06/12/2034(e)	21,000	21,412
5.68%, 01/23/2035(e)	29,000	29,294
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	204,830
Wells Fargo & Co.,
3.58%, 05/22/2028(e)	4,000	3,804
5.57%, 07/25/2029(e)	19,000	19,231
6.30%, 10/23/2029(e)	27,000	28,130
5.20%, 01/23/2030(e)	25,000	24,955
5.39%, 04/24/2034(e)	8,000	7,953
5.56%, 07/25/2034(e)	48,000	48,206
6.49%, 10/23/2034(e)	71,000	76,186
5.50%, 01/23/2035(e)	40,000	40,109
4.61%, 04/25/2053(e)	4,000	3,538
7.63%(e)(f)	21,000	22,495
Wells Fargo Bank N.A.,
5.55%, 08/01/2025(c)	506,000	508,535
4.81%, 01/15/2026	250,000	248,813
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	91,000	98,998
		19,138,553
Principal Amount		Value
Diversified Capital Markets–0.92%
UBS Group AG (Switzerland),
4.55%, 04/17/2026	$154,000	$151,578
4.75%, 05/12/2028(d)(e)	205,000	200,941
5.43%, 02/08/2030(d)(e)	200,000	200,360
6.30%, 09/22/2034(d)(e)	200,000	209,470
5.70%, 02/08/2035(d)(e)	200,000	201,103
4.38%(d)(e)(f)	200,000	164,964
7.75%(d)(e)(f)	229,000	236,092
9.25%(d)(e)(f)	201,000	227,338
9.25%(d)(e)(f)	200,000	217,195
		1,809,041
Diversified Financial Services–0.41%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(d)	20,000	20,204
Apollo Global Management, Inc., 6.38%, 11/15/2033	46,000	49,505
Aviation Capital Group LLC, 6.75%, 10/25/2028(d)	46,000	47,996
Avolon Holdings Funding Ltd. (Ireland), 5.75%, 03/01/2029(d)	118,000	117,511
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(d)	377,000	372,557
Corebridge Financial, Inc.,
6.05%, 09/15/2033(d)	26,000	26,808
5.75%, 01/15/2034	58,000	59,213
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	47,779
6.50%, 03/26/2031(d)	56,000	57,041
		798,614
Diversified Metals & Mining–0.23%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	42,000	42,495
5.25%, 09/08/2030	26,000	26,454
5.25%, 09/08/2033	48,000	48,584
5.50%, 09/08/2053	15,000	15,513
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	87,000	87,203
5.63%, 04/04/2034(d)	158,000	158,505
5.89%, 04/04/2054(d)	64,000	64,898
		443,652
Diversified REITs–0.03%
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,634
2.50%, 02/15/2032	3,000	2,451
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	29,744
6.13%, 04/01/2054	32,000	31,595
		66,424
Diversified Support Services–0.02%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	38,236
Electric Utilities–1.47%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	164,265
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,483
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.,
5.75%, 11/01/2027	$4,000	$4,094
5.20%, 01/15/2029	37,000	37,108
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,983
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	21,702
5.90%, 11/15/2053	26,000	27,769
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,510
6.50%, 10/01/2053	5,000	5,505
5.75%, 03/15/2054	91,000	91,217
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	12,324
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,962
Duke Energy Corp.,
5.00%, 12/08/2025	3,000	2,992
4.85%, 01/05/2029	42,000	41,625
5.00%, 08/15/2052	3,000	2,718
3.25%, 01/15/2082(e)	3,000	2,681
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,912
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	135,981
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(d)	200,000	204,081
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,958
Eversource Energy,
5.00%, 01/01/2027	79,000	78,816
5.50%, 01/01/2034	37,000	37,029
Exelon Corp.,
5.15%, 03/15/2029	51,000	51,137
5.45%, 03/15/2034	49,000	49,350
5.60%, 03/15/2053	50,000	49,948
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,005
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	2,956
Georgia Power Co.,
4.65%, 05/16/2028	3,000	2,972
4.95%, 05/17/2033	3,000	2,960
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,090
5.85%, 09/15/2054	12,000	12,814
5.30%, 02/01/2055	46,000	45,537
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027(c)	283,000	283,291
4.85%, 02/07/2029	77,000	77,000
5.00%, 02/07/2031	72,000	71,562
5.80%, 01/15/2033	3,000	3,123
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	14,000	14,058
4.95%, 01/29/2026	274,000	272,805
4.63%, 07/15/2027	3,000	2,959
4.90%, 03/15/2029	123,000	122,550
5.25%, 03/15/2034	132,000	131,759
5.55%, 03/15/2054	123,000	122,291
Principal Amount		Value
Electric Utilities–(continued)
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	$40,000	$39,383
5.66%, 01/17/2054(d)	17,000	16,928
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	3,017
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	38,513
PacifiCorp,
5.10%, 02/15/2029	42,000	42,335
5.30%, 02/15/2031	35,000	35,124
5.45%, 02/15/2034	52,000	52,194
5.80%, 01/15/2055	39,000	38,496
PECO Energy Co., 4.90%, 06/15/2033	11,000	11,011
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,851
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,183
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,954
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	20,704
5.55%, 04/15/2054	107,000	108,617
Sierra Pacific Power Co., 5.90%, 03/15/2054(d)	5,000	5,179
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,095
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	2,966
Union Electric Co., 5.20%, 04/01/2034	173,000	173,397
Virginia Electric & Power Co.,
5.00%, 04/01/2033	3,000	2,962
5.35%, 01/15/2054	28,000	27,466
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	24,571
Xcel Energy, Inc., 4.60%, 06/01/2032	3,000	2,823
		2,891,651
Electrical Components & Equipment–0.00%
Regal Rexnord Corp., 6.30%, 02/15/2030(d)	3,000	3,074
Environmental & Facilities Services–0.10%
Republic Services, Inc.,
4.88%, 04/01/2029	43,000	43,085
5.00%, 12/15/2033	39,000	38,749
5.00%, 04/01/2034	3,000	2,979
Veralto Corp.,
5.50%, 09/18/2026(d)	51,000	51,218
5.35%, 09/18/2028(d)	40,000	40,542
5.45%, 09/18/2033(d)	21,000	21,272
		197,845
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,908
4.95%, 06/15/2052	3,000	2,855
5.20%, 06/15/2062	3,000	2,949
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$3,000	$3,040
5.55%, 02/15/2034	4,000	4,070
5.95%, 08/15/2053	3,000	3,164
6.10%, 06/28/2063	3,000	3,202
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,616
3.90%, 03/01/2062	3,000	2,349
		27,153
Food Retail–0.05%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(d)	67,000	66,855
5.62%, 02/12/2054(d)	23,000	23,235
		90,090
Gas Utilities–0.02%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,739
6.20%, 11/15/2053	7,000	7,894
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,100
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,047
		34,780
Health Care Distributors–0.04%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	37,422
Cencora, Inc., 5.13%, 02/15/2034	42,000	41,944
McKesson Corp., 5.10%, 07/15/2033	3,000	3,029
		82,395
Health Care Equipment–0.20%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(d)	200,000	201,851
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	55,000	55,007
5.40%, 03/20/2034	137,000	136,375
		393,233
Health Care Facilities–0.02%
HCA, Inc., 5.90%, 06/01/2053	16,000	16,101
UPMC,
5.04%, 05/15/2033	17,000	16,927
5.38%, 05/15/2043	8,000	8,079
		41,107
Health Care REITs–0.00%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,865
2.00%, 03/15/2031	3,000	2,387
		5,252
Health Care Services–0.20%
CommonSpirit Health,
5.32%, 12/01/2034	133,000	133,277
5.55%, 12/01/2054	43,000	43,542
Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
5.00%, 01/30/2029	$10,000	$10,032
5.25%, 01/30/2031	3,000	3,024
5.30%, 06/01/2033	12,000	12,033
6.00%, 06/01/2063	3,000	3,100
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	135,752
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,857
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,883
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	22,698
		388,198
Health Care Supplies–0.45%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	5,825
Solventum Corp.,
5.45%, 02/25/2027(d)	104,000	104,385
5.40%, 03/01/2029(d)	199,000	199,455
5.60%, 03/23/2034(d)	274,000	275,019
5.90%, 04/30/2054(d)	163,000	162,732
6.00%, 05/15/2064(d)	132,000	130,961
		878,377
Home Improvement Retail–0.04%
Home Depot, Inc. (The), 4.90%, 04/15/2029	44,000	44,452
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,867
5.00%, 04/15/2033	3,000	2,990
5.75%, 07/01/2053	3,000	3,099
5.85%, 04/01/2063	21,000	21,681
		75,089
Hotels, Resorts & Cruise Lines–0.04%
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	24,763
5.30%, 05/15/2034	44,000	43,536
		68,299
Independent Power Producers & Energy Traders–0.13%
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(e)	242,000	251,609
Industrial Conglomerates–0.40%
Honeywell International, Inc.,
4.88%, 09/01/2029	120,000	120,872
4.95%, 09/01/2031	135,000	136,085
5.00%, 03/01/2035	93,000	93,390
5.25%, 03/01/2054	241,000	243,400
5.35%, 03/01/2064	181,000	183,542
		777,289
Industrial Machinery & Supplies & Components–0.06%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	75,000	75,077
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	$3,000	$3,042
5.70%, 08/14/2033	19,000	19,499
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,058
5.80%, 09/15/2033	12,000	12,533
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,102
		125,311
Industrial REITs–0.01%
LXP Industrial Trust,
6.75%, 11/15/2028	19,000	19,822
2.38%, 10/01/2031	3,000	2,401
Prologis L.P., 4.63%, 01/15/2033	3,000	2,916
		25,139
Insurance Brokers–0.04%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	23,859
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	24,641
5.45%, 03/15/2053	3,000	3,022
5.70%, 09/15/2053	22,000	22,857
		74,379
Integrated Oil & Gas–0.04%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	4,000	3,949
4.89%, 09/11/2033	12,000	11,922
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,815
Occidental Petroleum Corp.,
6.45%, 09/15/2036	54,000	57,612
4.63%, 06/15/2045	11,000	8,913
		86,211
Integrated Telecommunication Services–0.02%
AT&T, Inc.,
2.55%, 12/01/2033	3,000	2,404
5.40%, 02/15/2034	15,000	15,202
T-Mobile USA, Inc., 5.65%, 01/15/2053	9,000	9,197
Verizon Communications, Inc., 2.36%, 03/15/2032	3,000	2,467
		29,270
Interactive Home Entertainment–0.00%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,000	2,459
Interactive Media & Services–0.01%
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,697
5.75%, 05/15/2063	16,000	17,166
		19,863
Investment Banking & Brokerage–0.50%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(d)	32,000	32,169
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	50,000	51,759
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Charles Schwab Corp. (The),
5.64%, 05/19/2029(e)	$16,000	$16,249
5.85%, 05/19/2034(e)	16,000	16,395
6.14%, 08/24/2034(e)	48,000	50,105
Series K, 5.00%(e)(f)	7,000	6,710
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	5,000	5,003
6.16% (SOFR + 0.79%), 12/09/2026(g)	19,000	19,044
6.18% (SOFR + 0.81%), 03/09/2027(g)	12,000	11,988
6.27% (SOFR + 0.92%), 10/21/2027(g)	15,000	15,016
Series W, 7.50%(c)(e)(f)	437,000	465,117
Morgan Stanley,
5.12%, 02/01/2029(e)	5,000	4,990
5.16%, 04/20/2029(e)	28,000	27,986
5.45%, 07/20/2029(e)	12,000	12,109
6.41%, 11/01/2029(e)	34,000	35,666
5.17%, 01/16/2030(e)	25,000	25,029
5.25%, 04/21/2034(e)	29,000	28,784
5.42%, 07/21/2034(e)	21,000	21,074
5.47%, 01/18/2035(e)	25,000	25,233
5.95%, 01/19/2038(e)	5,000	5,014
5.94%, 02/07/2039(e)	108,000	107,404
		982,844
Leisure Products–0.06%
Brunswick Corp., 5.85%, 03/18/2029	61,000	61,696
Polaris, Inc., 6.95%, 03/15/2029	46,000	48,968
		110,664
Life & Health Insurance–1.41%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	4,000	3,898
Athene Global Funding,
5.52%, 03/25/2027(d)	180,000	180,258
5.58%, 01/09/2029(d)	85,000	85,613
Athene Holding Ltd., 6.25%, 04/01/2054	82,000	83,319
Corebridge Global Funding,
6.67% (SOFR + 1.30%), 09/25/2026(d)(g)	223,000	224,335
5.90%, 09/19/2028(d)	23,000	23,591
5.20%, 01/12/2029(d)	67,000	67,121
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,395
GA Global Funding Trust, 5.50%, 01/08/2029(c)(d)	356,000	357,602
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(h)	509,000	443,940
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	3,000	2,876
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,827
5.25%, 01/15/2054	11,000	10,844
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,657
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	169,000	169,751
4.35%, 09/15/2027(d)	3,000	2,938
4.71%, 01/10/2029(d)	169,000	167,357
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
6.18% (SOFR + 0.80%), 03/30/2025(d)(g)	$50,000	$50,219
5.99% (SOFR + 0.62%), 06/04/2026(d)(g)	9,000	9,004
6.41% (SOFR + 1.05%), 07/28/2026(d)(g)	142,000	143,144
4.90%, 01/11/2029(d)	169,000	168,899
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	49,000	49,029
5.10%, 01/25/2029(d)	218,000	217,667
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,683
Sumitomo Life Insurance Co. (Japan), 5.88%(d)(e)(f)	288,000	287,589
		2,775,556
Managed Health Care–0.05%
Humana, Inc.,
5.75%, 12/01/2028	20,000	20,507
5.95%, 03/15/2034	52,000	54,017
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	3,000	2,994
5.15%, 10/15/2025	4,000	4,006
5.25%, 02/15/2028	3,000	3,056
5.30%, 02/15/2030	3,000	3,073
5.35%, 02/15/2033	3,000	3,087
4.50%, 04/15/2033	3,000	2,905
5.05%, 04/15/2053	3,000	2,916
5.20%, 04/15/2063	3,000	2,921
		99,482
Marine Transportation–0.01%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	19,000	19,559
Movies & Entertainment–0.00%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	3,000	2,580
5.14%, 03/15/2052	3,000	2,492
5.39%, 03/15/2062	3,000	2,492
		7,564
Multi-Family Residential REITs–0.05%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	41,000	41,501
Essex Portfolio, L.P., 5.50%, 04/01/2034	61,000	61,096
		102,597
Multi-line Insurance–0.10%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,018
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	196,354
		199,372
Multi-Utilities–0.25%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(i)	76,000	75,611
Ameren Corp., 2.50%, 09/15/2024	3,000	2,957
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	3,962
Principal Amount		Value
Multi-Utilities–(continued)
Black Hills Corp., 6.15%, 05/15/2034	$31,000	$32,011
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,032
DTE Electric Co., 5.20%, 03/01/2034	42,000	42,217
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,030
5.40%, 06/30/2033	3,000	3,026
5.35%, 04/01/2034	93,000	92,532
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	47,000	48,417
6.13%, 10/15/2033	25,000	26,257
Sempra, 6.88%, 10/01/2054(e)	135,000	136,525
WEC Energy Group, Inc.,
5.00%, 09/27/2025	7,000	6,963
5.15%, 10/01/2027	6,000	6,013
4.75%, 01/15/2028	5,000	4,967
1.80%, 10/15/2030	4,000	3,299
		493,819
Office REITs–0.27%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	3,000	2,466
5.25%, 05/15/2036	25,000	24,547
5.63%, 05/15/2054	122,000	120,135
Office Properties Income Trust,
4.50%, 02/01/2025	36,000	29,788
2.65%, 06/15/2026	9,000	5,210
2.40%, 02/01/2027	39,000	19,172
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	308,000	328,265
		529,583
Oil & Gas Drilling–0.01%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	13,984
Oil & Gas Equipment & Services–0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	23,445
Oil & Gas Exploration & Production–0.02%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,000	2,871
ConocoPhillips Co.,
5.55%, 03/15/2054	16,000	16,502
5.70%, 09/15/2063	9,000	9,441
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	2,997
		31,811
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,073
Oil & Gas Storage & Transportation–0.34%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,278
Cheniere Energy, Inc., 5.65%, 04/15/2034(d)	55,000	55,427
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,091
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	11,000	11,270
Series NC5, 8.25%, 01/15/2084(e)	42,000	43,810
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$47,000	$47,957
6.40%, 12/01/2030	3,000	3,169
5.75%, 02/15/2033	3,000	3,050
6.55%, 12/01/2033	7,000	7,519
5.55%, 05/15/2034	36,000	36,132
5.95%, 05/15/2054	28,000	27,960
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	208,000
Kinder Morgan, Inc.,
4.80%, 02/01/2033	3,000	2,869
5.20%, 06/01/2033	9,000	8,868
5.45%, 08/01/2052	4,000	3,779
MPLX L.P.,
5.00%, 03/01/2033	3,000	2,914
4.95%, 03/14/2052	3,000	2,637
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,068
5.80%, 11/01/2030	23,000	23,713
6.10%, 11/15/2032	3,000	3,145
6.05%, 09/01/2033	23,000	23,999
6.63%, 09/01/2053	34,000	37,497
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	6,000	6,236
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	9,000	9,321
Targa Resources Corp., 5.20%, 07/01/2027	3,000	2,997
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,209
Williams Cos., Inc. (The),
5.30%, 08/15/2028	43,000	43,388
5.65%, 03/15/2033	11,000	11,290
		658,593
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,032
Packaged Foods & Meats–0.14%
Campbell Soup Co.,
5.30%, 03/20/2026	35,000	35,041
5.20%, 03/19/2027	51,000	51,140
5.20%, 03/21/2029	57,000	57,294
5.40%, 03/21/2034	75,000	75,598
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	2,963
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,484
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	16,009
Mars, Inc.,
4.55%, 04/20/2028(d)	21,000	20,803
4.65%, 04/20/2031(d)	6,000	5,928
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	2,969
		270,229
Principal Amount		Value
Paper & Plastic Packaging Products & Materials–0.15%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(d)	$100,000	$100,125
5.44%, 04/03/2034(d)	102,000	102,510
5.78%, 04/03/2054(d)	100,000	101,436
		304,071
Passenger Airlines–0.03%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	34,600	31,896
Series 2021-1, Class A, 2.88%, 07/11/2034	2,758	2,351
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	10,916	9,454
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	7,617	7,541
4.75%, 10/20/2028(d)	10,309	10,086
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	2,995	2,988
		64,316
Personal Care Products–0.02%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,034
5.00%, 03/22/2030	11,000	11,120
4.90%, 03/22/2033	15,000	14,998
5.10%, 03/22/2043	3,000	2,985
5.20%, 03/22/2063	3,000	2,971
		35,108
Pharmaceuticals–1.05%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	213,000	212,979
4.85%, 02/26/2029	56,000	56,189
4.90%, 02/26/2031	100,000	100,380
5.00%, 02/26/2034	75,000	75,346
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	203,589
6.38%, 11/21/2030(d)	200,000	204,610
6.50%, 11/21/2033(d)	200,000	203,600
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	90,000	90,026
4.90%, 02/22/2027	26,000	26,066
4.90%, 02/22/2029	28,000	28,139
5.75%, 02/01/2031	40,000	41,999
5.90%, 11/15/2033	22,000	23,522
6.25%, 11/15/2053	15,000	16,909
6.40%, 11/15/2063	21,000	24,021
Eli Lilly and Co.,
4.50%, 02/09/2027	243,000	242,378
4.70%, 02/27/2033	6,000	5,987
4.70%, 02/09/2034	175,000	174,109
4.88%, 02/27/2053	6,000	5,864
5.00%, 02/09/2054	56,000	55,727
4.95%, 02/27/2063	3,000	2,921
5.10%, 02/09/2064	66,000	65,739
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.,
4.90%, 05/17/2044	$24,000	$23,334
5.00%, 05/17/2053	3,000	2,940
5.15%, 05/17/2063	3,000	2,974
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	17,000	16,747
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	160,298
		2,066,393
Precious Metals & Minerals–0.04%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	85,025
Property & Casualty Insurance–0.05%
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(d)	89,000	90,880
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	3,000	3,110
		93,990
Rail Transportation–0.05%
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	11,039
5.55%, 03/15/2034	22,000	22,898
5.35%, 08/01/2054	18,000	17,883
5.95%, 03/15/2064	26,000	27,789
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,721
4.50%, 01/20/2033	5,000	4,875
5.15%, 01/20/2063	7,000	6,803
		95,008
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,440
Regional Banks–0.17%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,644
2.64%, 09/30/2032	3,000	2,300
5.64%, 05/21/2037(e)	3,000	2,803
M&T Bank Corp., 5.05%, 01/27/2034(e)	3,000	2,791
Santander Holdings USA, Inc., 3.50%, 06/07/2024	3,000	2,987
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(e)	221,000	224,745
Truist Financial Corp.,
6.05%, 06/08/2027(e)	19,000	19,261
4.87%, 01/26/2029(e)	3,000	2,952
7.16%, 10/30/2029(e)	23,000	24,535
5.44%, 01/24/2030(e)	26,000	25,977
4.92%, 07/28/2033(e)	3,000	2,796
6.12%, 10/28/2033(e)	3,000	3,103
5.87%, 06/08/2034(e)	15,000	15,189
		332,083
Reinsurance–0.19%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	2,027
Principal Amount		Value
Reinsurance–(continued)
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	$174,000	$178,654
Swiss RE Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(e)	200,000	200,189
		380,870
Renewable Electricity–0.00%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,627
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	61,000	61,208
4.95%, 08/14/2033	45,000	45,085
5.15%, 09/09/2052	5,000	4,844
5.45%, 08/14/2053	14,000	14,218
		125,355
Retail REITs–0.03%
Agree L.P., 2.00%, 06/15/2028	3,000	2,640
Kite Realty Group L.P., 5.50%, 03/01/2034	15,000	14,911
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,078
3.50%, 04/15/2051	3,000	2,183
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,838
5.63%, 10/13/2032	3,000	3,064
Regency Centers L.P.,
2.95%, 09/15/2029	3,000	2,687
5.25%, 01/15/2034	26,000	25,911
		60,312
Self-Storage REITs–0.17%
Extra Space Storage L.P.,
5.70%, 04/01/2028	3,000	3,056
5.40%, 02/01/2034	58,000	57,767
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,021
4.75%, 06/15/2033	21,000	20,590
5.13%, 01/15/2034	11,000	11,053
5.00%, 03/15/2034	133,000	132,277
5.25%, 06/15/2053	25,000	24,628
5.25%, 03/15/2054	39,000	38,330
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,068
5.10%, 08/01/2033	23,000	23,113
5.35%, 08/01/2053	13,000	13,069
		340,972
Semiconductors–0.16%
Foundry JV Holdco LLC, 5.88%, 01/25/2034(d)	272,000	272,712
Micron Technology, Inc., 5.30%, 01/15/2031	34,000	34,209
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,854
3.00%, 06/01/2031	3,000	2,517
		311,292
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	$3,000	$2,472
Sovereign Debt–0.31%
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(d)	200,000	198,701
5.00%, 01/16/2034(d)	200,000	199,102
5.75%, 01/16/2054(d)	220,000	218,350
		616,153
Specialized Finance–0.00%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,348
Systems Software–0.01%
Oracle Corp.,
6.25%, 11/09/2032	9,000	9,634
4.90%, 02/06/2033	11,000	10,775
6.90%, 11/09/2052	4,000	4,607
VMware LLC, 3.90%, 08/21/2027	2,000	1,916
		26,932
Technology Hardware, Storage & Peripherals–0.00%
Leidos, Inc., 5.75%, 03/15/2033	3,000	3,077
Tobacco–0.32%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	72,000	72,658
6.00%, 02/20/2034	18,000	18,238
7.08%, 08/02/2043	3,000	3,203
7.08%, 08/02/2053	3,000	3,237
Philip Morris International, Inc.,
4.75%, 02/12/2027	177,000	176,081
5.13%, 11/17/2027	3,000	3,017
4.88%, 02/15/2028	32,000	31,929
5.25%, 09/07/2028	35,000	35,427
4.88%, 02/13/2029	148,000	147,158
5.13%, 02/13/2031	35,000	34,787
5.63%, 09/07/2033	26,000	26,604
5.25%, 02/13/2034	72,000	71,395
		623,734
Trading Companies & Distributors–0.01%
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(d)	22,000	22,462
Transaction & Payment Processing Services–0.13%
Fiserv, Inc.,
5.38%, 08/21/2028	51,000	51,540
5.63%, 08/21/2033	25,000	25,552
5.45%, 03/15/2034	148,000	149,953
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,158
		247,203
Wireless Telecommunication Services–0.02%
T-Mobile USA, Inc.,
5.75%, 01/15/2034	31,000	32,300
6.00%, 06/15/2054	5,000	5,348
		37,648
Total U.S. Dollar Denominated Bonds & Notes (Cost $49,610,944)		49,807,332
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–17.23%
Collateralized Mortgage Obligations–0.26%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(j)(k)	$71,944	$10,030
7.00%, 04/25/2032(j)	2,532	424
6.00%, 06/25/2033 to 09/25/2035(j)(k)	60,998	8,754
5.50%, 09/25/2033 to 06/25/2035(j)	121,805	17,991
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(j)	32,334	1,000
1.67% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(g)(j)	15,934	801
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(g)(j)	26,168	2,178
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(g)(j)	5,814	473
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(g)(j)	6,978	716
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(g)(j)	81,935	8,071
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(g)(j)	6,680	353
2.82% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(g)(j)	38,230	4,939
2.12% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(g)(j)	5,168	510
0.62% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(g)(j)	18,581	829
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(g)(j)	2,436	156
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(g)(j)	129,956	6,904
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(g)(j)	51,846	3,609
3.50%, 08/25/2035(j)	170,274	19,398
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(g)(j)	15,025	1,128
1.11% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(g)(j)	24,458	1,791
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(g)(j)	32,667	2,130
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(g)(j)	115,378	12,017
0.47% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(g)(j)	301,600	24,111
6.00%, 11/25/2028	8,932	8,942
5.50%, 04/25/2035 to 07/25/2046(j)	139,192	97,994
5.68% (30 Day Average SOFR + 0.36%), 08/25/2035(g)	8,258	8,170
4.64% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(g)	19,610	22,714
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(g)	1,814	1,931
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(g)	$9,347	$10,150
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(g)	8,762	8,840
5.00%, 04/25/2040	5,231	5,170
4.00%, 03/25/2041 to 08/25/2047(j)	85,040	15,320
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(k)	2,382,728	6,416
Series K734, Class X1, IO, 0.64%, 02/25/2026(k)	1,970,939	16,890
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	1,966,404	30,802
Series K093, Class X1, IO, 0.94%, 05/25/2029(k)	1,588,165	61,419
Freddie Mac REMICs,
IO, 2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(g)(j)	15,402	410
3.00%, 06/15/2027 to 05/15/2040(j)	107,911	3,588
2.50%, 05/15/2028(j)	25,378	826
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(g)(j)	108,865	5,130
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(g)(j)	5,577	273
1.29% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(g)(j)	37,375	1,818
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(g)(j)	6,434	568
0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(g)(j)	3,620	273
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(g)(j)	23,271	1,740
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(g)(j)	11,108	720
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(g)(j)	43,669	3,245
4.00%, 03/15/2045(j)	11,334	289
6.50%, 03/15/2032 to 06/15/2032	32,103	33,049
3.50%, 05/15/2032	7,318	7,056
4.83% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(g)	3,792	4,443
5.83% (30 Day Average SOFR + 0.51%), 09/15/2035(g)	18,511	18,313
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(j)	8,807	597
3.00%, 12/15/2027(j)	40,919	1,675
3.27%, 12/15/2027(k)	10,958	400
6.50%, 02/01/2028(j)	2,257	183
6.00%, 12/15/2032(j)	10,336	1,170
PO, 0.00%, 06/01/2026(l)	1,451	1,387
		510,224
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.23%
9.00%, 01/01/2025 to 05/01/2025	$49	$49
6.50%, 07/01/2028 to 04/01/2034	5,771	5,970
7.00%, 10/01/2031 to 10/01/2037	16,081	16,606
5.00%, 12/01/2034	381	384
5.50%, 09/01/2039 to 06/01/2053	437,987	438,293
		461,302
Federal National Mortgage Association (FNMA)–0.29%
7.50%, 01/01/2033	11,766	11,963
6.00%, 03/01/2037	36,599	37,930
4.00%, 05/01/2052	548,065	513,015
		562,908
Government National Mortgage Association (GNMA)–3.90%
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(g)(j)	91,915	5,908
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(g)(j)	40,704	2,200
4.50%, 09/16/2047(j)	125,719	18,961
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(g)(j)	107,094	12,845
TBA, 2.50%, 04/01/2054(m)	4,465,000	3,803,515
4.50%, 04/01/2054(m)	2,206,000	2,119,933
5.50%, 04/01/2054(m)	1,715,000	1,713,657
		7,677,019
Uniform Mortgage-Backed Securities–12.55%
TBA, 2.00%, 04/01/2054(m)	7,935,458	6,279,331
3.50%, 04/01/2054(m)	2,800,000	2,506,094
4.00%, 04/01/2054(m)	1,039,000	962,278
4.50%, 04/01/2054(m)	1,039,000	989,521
5.00%, 04/01/2054(m)	5,082,000	4,959,114
5.50%, 04/01/2054(m)	3,800,000	3,781,732
6.00%, 04/01/2054(m)	5,142,936	5,190,561
		24,668,631
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $34,488,071)		33,880,084

Asset-Backed Securities–11.42%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(g)	533,000	533,494
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	71,637	39,962
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	213,638
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(n)	$22,754	$21,591
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(n)	80,568	74,121
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(n)	46,414	39,223
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(n)	117,200	98,404
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(i)	215,239	193,556
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)(i)	90,303	91,096
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)(i)	329,933	329,102
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.46% (3 mo. Term SOFR + 1.15%), 10/20/2031(d)(g)	329,000	329,305
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	398,751
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	100,113
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	293,725
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(d)(g)	424,000	424,406
Series 2021-1A, Class A, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2034(d)(g)	125,000	125,084
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	15,929	13,126
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(n)	4,995	4,332
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 4.99%, 06/25/2034(n)	13,093	12,447
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(k)	1,492,623	52,058
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(n)	179,927	151,077
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(n)	179,927	145,021
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(n)	165,236	144,161
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(n)	187,705	157,608
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(n)	229,038	184,605
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	82,027	76,447
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	26,322	24,466
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(k)	1,499,016	23,167
Principal Amount		Value

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(n)	$34,778	$32,500
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(g)	108,343	107,349
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(g)	210,000	208,577
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(g)	190,000	188,028
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	105,449
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(g)	185,000	184,159
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(g)	110,000	109,151
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(g)	100,000	99,125
Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 04/15/2034(d)(g)	250,000	250,160
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(k)	743,851	15,850
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.56% (3 mo. Term SOFR + 1.24%), 04/20/2031(d)(g)	218,124	218,308
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(n)	3,636	3,370
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(n)	33,911	30,486
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(k)	1,808,560	50,258
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	60,691	57,176
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(n)	181,987	146,682
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(n)	82,727	71,061
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(n)	122,531	107,037
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(i)	125,553	114,076
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(n)	214,022	203,258
COMM Mortgage Trust,
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	829,161
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	475,677
Commercial Mortgage Trust, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	8,040	8,004
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	$23,464	$14,356
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,399	8,154
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(n)	31,686	26,991
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(n)	42,046	36,553
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(n)	150,710	140,540
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(n)	100,000	86,868
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(n)	219,082	213,171
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)(i)	165,000	165,604
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	483,010
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	79,860	38,244
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	180,000	179,277
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.66% (3 mo. Term SOFR + 1.34%), 01/15/2034(d)(g)	100,056	100,121
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(n)	8,584	8,326
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(n)	28,014	23,615
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(n)	112,446	95,899
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(i)	212,397	209,054
Empower CLO Ltd., Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(g)	250,000	250,066
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	38,245	38,034
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(g)	95,997	96,091
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(g)	35,199	15,184
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(n)	281,349	244,873
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(n)	74,069	64,652
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	270,173
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(d)(g)	275,000	275,190
Principal Amount		Value

GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	$225,000	$191,937
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(n)	150,205	131,008
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(n)	2,596	2,349
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	103,253
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	100,000	100,422
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	21,585	19,988
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	241,245
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	16,650	16,247
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(n)	201,565	166,574
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(n)	210,000	210,761
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	270,000	241,852
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	98,058
Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(k)	1,860,798	9,488
KKR CLO 27 Ltd., Series 27A, Class AR, 6.59% (3 mo. Term SOFR + 1.28%), 10/15/2032(d)(g)	170,000	170,068
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(d)(g)	268,000	268,140
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(g)	127,786	126,443
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(g)	211,339	208,727
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(g)	103,212	101,915
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.72% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(g)	618,000	618,496
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.60% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(g)	250,000	250,137
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 5.95%, 04/21/2034(n)	7,410	7,113
Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(d)(g)	139,331	139,081
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(n)	$117,770	$102,580
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(n)	114,109	99,251
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(n)	143,137	123,459
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(g)	105,000	104,309
Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(g)	105,000	103,903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	699,301
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(k)	612,688	16,259
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(n)	109,905	93,293
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.59% (3 mo. Term SOFR + 1.28%), 04/19/2030(d)(g)	240,439	240,556
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(g)	250,000	250,226
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(n)	138,379	125,751
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(n)	149,424	128,836
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(d)(n)	180,769	165,840
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(i)	107,917	100,221
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(i)	110,000	93,752
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(i)	300,214	299,388
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(n)	130,055	113,642
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.54% (3 mo. Term SOFR + 1.22%), 07/15/2030(d)(g)	235,582	235,771
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(d)(g)	366,000	366,256
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.84% (3 mo. Term SOFR + 1.52%), 01/20/2033(d)(g)	272,907	273,248
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(n)	177,665	147,511
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(i)	296,142	301,636
Principal Amount		Value

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	$112,615	$100,070
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	206,943	201,851
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.62% (3 mo. Term SOFR + 1.30%), 02/20/2030(d)(g)	160,333	160,354
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,063	2,292
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(n)	16,236	15,541
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	122,733	117,240
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(n)	256,596	233,949
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(n)	113,076	101,766
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	97,500	84,597
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	97,500	79,193
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(n)	86,139	75,521
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(n)	5,752	5,402
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(n)	212,092	178,129
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(n)	156,113	134,335
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.85% (3 mo. Term SOFR + 1.55%), 04/18/2033(d)(g)	250,000	250,118
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	145,667	130,741
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.86% (3 mo. Term SOFR + 1.54%), 04/20/2033(d)(g)	256,000	256,320
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	236,185	208,082
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(k)	1,159,581	29,075
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)(i)	$33,524	$32,096
Series 2020-1, Class A2, 3.64%, 01/25/2060(d)(i)	44,962	43,112
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(n)	1,790	1,781
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(n)	39,010	34,204
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(n)	172,345	149,912
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(n)	54,550	49,558
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(i)	119,177	107,795
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(i)	158,424	148,973
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(i)	85,649	85,081
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(i)	103,721	104,387
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	38,253	35,627
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.85%, 10/25/2033(n)	19,267	18,101
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(n)	24,170	21,349
Series 2005-AR16, Class 1A1, 4.86%, 12/25/2035(n)	24,610	22,017
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(k)	1,022,645	26,647
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	422,070
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	36,091	33,971
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	142,917
Total Asset-Backed Securities (Cost $23,976,058)		22,445,499
U.S. Treasury Securities–9.27%
U.S. Treasury Bonds–2.92%
4.50%, 02/15/2044(c)	789,700	794,265
4.75%, 11/15/2053	4,642,100	4,956,530
		5,750,795
U.S. Treasury Notes–6.35%
4.63%, 02/28/2026	1,142,300	1,141,452
4.25%, 03/15/2027	1,452,000	1,445,421
4.25%, 02/28/2029(c)	3,172,600	3,177,309
4.25%, 02/28/2031	397,000	397,775
4.00%, 02/15/2034	6,419,100	6,313,787
		12,475,744
Total U.S. Treasury Securities (Cost $18,149,609)		18,226,539
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.32%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(g)	$191,952	$194,785
Series 2022-R04, Class 1M1, 7.32% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(g)	102,108	103,345
Series 2023-R02, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(g)	71,147	72,883
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(g)	134,949	136,744
Series 2022-DNA6, Class M1, STACR®, 7.47% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(g)	63,887	64,705
Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(g)	58,706	59,931
Total Agency Credit Risk Transfer Notes (Cost $622,750)		632,393
Shares
Preferred Stocks–0.26%
Diversified Banks–0.11%
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	209,000	208,231
Diversified Financial Services–0.15%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	11,550	305,498
Total Preferred Stocks (Cost $497,750)		513,729
Principal Amount
Municipal Obligations–0.19%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$100,000	93,074
Series 2022, RB, 4.35%, 06/01/2041	75,000	68,810
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	202,052
Total Municipal Obligations (Cost $437,951)		363,936
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-107.04% (Cost $181,585,627)		210,440,760
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.82%
Invesco Private Government Fund, 7.57%(o)(p)(q)	3,887,661	3,887,661
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(o)(p)(q)	7,547,282	$7,551,056
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,438,772)		11,438,717
TOTAL INVESTMENTS IN SECURITIES–112.86% (Cost $193,024,399)		221,879,477
OTHER ASSETS LESS LIABILITIES—(12.86)%		(25,282,358)
NET ASSETS–100.00%		$196,597,119
Investment Abbreviations:
ADR	– American Depositary Receipt
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $39,237,835, which represented 19.96% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2024.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,460,352	$13,325,735	$(10,898,426)	$-	$-	$3,887,661	$21,634*
Invesco Private Prime Fund	3,755,188	24,102,626	(20,305,853)	(729)	(176)	7,551,056	58,091*
Total	$5,215,540	$37,428,361	$(31,204,279)	$(729)	$(176)	$11,438,717	$79,725

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4	June-2024	$817,938	$(654)	$(654)
U.S. Treasury 5 Year Notes	42	June-2024	4,494,656	5,566	5,566
U.S. Treasury 10 Year Notes	15	June-2024	1,661,953	(6,061)	(6,061)
U.S. Treasury Long Bonds	20	June-2024	2,408,750	40,268	40,268
U.S. Treasury Ultra Bonds	20	June-2024	2,580,000	47,293	47,293
Subtotal—Long Futures Contracts				86,412	86,412
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	85	June-2024	(9,741,797)	(39,364)	(39,364)
Total Futures Contracts				$47,048	$47,048

(a)	Futures contracts collateralized by $416,935 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$83,728,037	$843,211	$—	$84,571,248
U.S. Dollar Denominated Bonds & Notes	—	49,363,392	443,940	49,807,332
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	33,880,084	—	33,880,084
Asset-Backed Securities	—	22,445,499	—	22,445,499
U.S. Treasury Securities	—	18,226,539	—	18,226,539
Agency Credit Risk Transfer Notes	—	632,393	—	632,393
Preferred Stocks	305,498	208,231	—	513,729
Municipal Obligations	—	363,936	—	363,936
Money Market Funds	—	11,438,717	—	11,438,717
Total Investments in Securities	84,033,535	137,402,002	443,940	221,879,477
Other Investments - Assets*
Futures Contracts	93,127	—	—	93,127
Other Investments - Liabilities*
Futures Contracts	(46,079)	—	—	(46,079)
Total Other Investments	47,048	—	—	47,048
Total Investments	$84,080,583	$137,402,002	$443,940	$221,926,525

*	Unrealized appreciation (depreciation).
Invesco V.I. Conservative Balanced Fund